UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)
OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2016 to February 29, 2016.

Commission File Number of issuing entity:  333-197074-02

Central Index Key Number of depositor: 0001617759

GE EQUIPMENT MIDTICKET LLC, SERIES 2014-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-187718

Central Index Key Number of depositor: 0001180571

CEF EQUIPMENT HOLDING, L.L.C.
(Exact name of depositor as specified in its charter)

GE CAPITAL US HOLDINGS, INC. *
(Exact name of sponsor as specified in its charter)

Commission Index Key Number of sponsor:  0001660492 **

Ronald R. Coty (203) 229-5538

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-5439580
(I.R.S. Employer Identification No.)

201 Merritt 7, Norwalk, Connecticut	06851
(Address of principal executive offices of the issuing entity)	(Zip Code)

(203) 749-2101
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

*  Successor in interest to General Electric Capital Corporation

** The Commission Index Key Number for General Electric Capital Corporation, the predecessor in interest to

GE Capital U.S. Holdings, Inc. is 000040554.

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2014-1 Asset Backed notes in the Classes Specified herein	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.   Yes ☒ No ☐

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2503 (03-05)

PART I – DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in Exhibit 99.1

Introductory and explanatory information regarding the material terms, parties and distributions in Exhibit 99.1 is included in the Prospectus Supplement dated September 9, 2014 relating to the Asset Backed Notes, Series 2014-1 (the “Series 2014-1 Notes”) and the related Prospectus dated September 3, 2014 (collectively, the “2014-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2014-1 Notes were offered under the 2014-1 Prospectus: Class A-1, Class A-2, Class A-3 and Class A-4.

No assets securitized by General Electric Capital Corporation, as predecessor in interest to GE Capital US Holdings, Inc., (the “Securitizer”) and held by GE Equipment Midticket LLC, Series 2014-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period February 1, 2016 through February 29, 2016.

The Securitizer filed its most recent Form ABS-15G on February 12, 2016. The CIK number of the Securitizer is 0000040554.

Item 1A.  Asset Level Information.

Inapplicable

Item 1B.  Asset Representations Reviewer and Investor Communication.

Inapplicable

PART II – OTHER INFORMATION

Item 2.  Legal Proceedings.

Nothing to report.

Item 3.  Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4.   Default Upon Senior Securities.

Nothing to report.

Item 5.  Submission of Matters to a Vote of Security Holders.

Nothing to report.

Item 6.  Significant Obligors of Pool Assets.

Nothing to report.

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Item 7.   Change in Sponsor Interest in the Securities.

Nothing to report.

Item 8.   Significant Enhancement Provider Information.

Nothing to report.

Item 9.  Other Information.

Nothing to report.

Item 10.   Exhibits.

(a) Documents filed as part of this report Exhibit 99.1 2014-1 Monthly Noteholder’s Statement

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CEF EQUIPMENT HOLDING, L.L.C.
(Depositor)

Dated: March 31, 2016	By:	/s/ Thomas A. Davidson
	Name:	Thomas A. Davidson
	Title:	President and Chief Executive Officer

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